Stock based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Equity [Abstract]
Stock based Compensation

Note 10. Stock based Compensation

Restricted Shares

From time to time, the Company grants certain employees restricted shares of its common stock to provide further compensation in lieu of wages and to align the employee’s interests with the interests of its stockholders. Because vesting is based on continued employment, these equity based incentives are also intended to attract, retain and motivate personnel upon whose judgment, initiative and effort the Company’s success is largely dependent.

During the six months ended June 30, 2019 and 2018, the Company granted 89,708 and 29,014 restricted shares, and incurred total stock based compensation expense of $43,744 and $25,242 respectively.

Warrants

As of June 30, 2019, and December 31, 2018, the Company issued fully vested warrants to the Company’s independent board member to purchase up to two hundred and fifty thousand (250,000) shares of common stock at an exercise price of sixty-three cents ($0.63) per share were outstanding, exercisable within five (5) years of the date of issuance on November 19, 2014. The grant date fair value of the warrants, as calculated based on the BlackScholes valuation model, was $0.59 per share. There were no outstanding unvested warrants or new issuances of warrants during the three months ended June 30, 2019; consequently, no stock based compensation expense associated with warrants was recorded during the three months ended June 30, 2019.

As of June 30, 2019, and December 31, 2018, as the exercise price per share exceeded the price per share of our common shares, there was no aggregate intrinsic value of outstanding warrants. As of June 30, 2019, and December 31, 2018, the warrants had 1.4 years and 1.9 years remaining until expiration respectively. No warrants were issued or outstanding during or preceding the three months ended June 30, 2019.

As of December 31, 2018, the Company issued cashless warrants to employees to purchase an aggregate of 895,000 shares. The warrants exercisable within three (3) years of the date of issuance, expiring February 23, 2021. The grant date fair value of the warrants, as calculated based on the BlackScholes valuation model, was $0.23 per share. As of June 30, 2019, and December 31, 2018, as the exercise price per share exceeded the price per share of our common shares, there was no aggregate intrinsic value of outstanding warrants.

Stock Options

In addition to the warrants as described above, on November 19, 2014, the Company granted its independent board member, Vincent “Tripp” Keber an option to purchase three hundred thousand (300,000) shares of common stock at an exercise price of sixty-three cents ($0.63) per share. The warrants and options expire on November 19, 2019. None have been exercised.

Stock Issuable in Compensation for Professional Services

From time to time, the Company enters into agreements whereby a professional service provider will be compensated for services rendered to the Company by shares of common stock in lieu of cash. During the three months ended June 30, 2019, no common stock was issued.

Note 10. Stock-based Compensation

During the year ended December 31, 2018 and December 31, 2017, the Company issued stock-based compensation for employees and service providers pursuant to its 2015 Equity Incentive Plan. As of December 31, 2017, the Company determined to issue employees and services providers warrants instead of common stock. During the year ended December 31, 2018 and December 31, 2017, the Company’s expense for restricted shares to Company employees and service providers was $73,742 and $893,857, which was the result of the following activity:

Restricted Shares

From time to time, the Company grants certain employees restricted shares of its common stock to provide further compensation in-lieu of wages and to align the employee’s interests with the interests of its stockholders. Because vesting is based on continued employment, these equity-based incentives are also intended to attract, retain and motivate personnel upon whose judgment, initiative and effort the Company’s success is largely dependent.

The following table summarizes the Company’s restricted share award activity during the years ended December 31, 2018 and 2017:

	Restricted Shares	Weighted Average
	Common Stock	Grant Date Fair Value
Outstanding unvested at December 31, 2016	—	$—
Granted	430,227	0.92
Vested restricted shares	430,227	0.92
Forfeited	—	—
Outstanding unvested at December 31, 2017	—	—
Granted	79,014	0.93
Vested restricted shares	79,014	0.93
Forfeited	—	—
Outstanding unvested at December 31, 2018	—	$—

During the year ended December 31, 2018, the Company granted 79,014 restricted shares to Company employees and service providers and recognized $73,742 in associated stock-based compensation expense. During the year ended December 31, 2017, the Company granted 430,227 restricted shares and recognized $893,857 in associated employee stock-based compensation expense. The fair value of restricted stock units is determined based on the quoted closing price of the Company’s common stock on the date of grant.

Warrants

In connection with his appointment to the Company’s board of directors on November 19, 2014, the Company granted its independent board member, Vincent “Tripp” Keber, warrants to purchase up to two hundred and fifty thousand (250,000) shares of common stock at an exercise price of sixty-three cents ($0.63) per share, exercisable within five (5) years of the date of issuance on November 19, 2014. Concurrently, the Company agreed to award Mr. Keber an option to purchase three hundred thousand (300,000) shares of common stock at an exercise price of sixty-three cents ($0.63) per share. The warrants and options expire on November 19, 2019.

On August 31, 2017, the Company issued Anthony Baroud warrants to purchase up to fifty thousand (50,000) shares of common stock at an exercise price of $0.93 in a cashless transaction. The warrants expired on March 1, 2018.

On December 31, 2018, pursuant to the Company’s Equity Incentive Plan, the Company issued an aggregate of 895,000 warrants to the following persons to purchase common stock in cashless transactions, with an aggregate value of $204,995.

The Company issued Michael Schwanbeck warrants to purchase twenty-five thousand (25,000) shares of common stock.

The Company issued Mitchell Day warrants to purchase ten thousand (10,000) shares of common stock.

The Company issued Tad Mailander warrants to purchase one hundred thousand (100,000) shares of common stock.

The Company issued Tyler A. Schloesser warrants to purchase one hundred and fifty thousand (150,000) shares of common stock.

The Company issued April Robertson warrants to purchase ten thousand (10,000) shares of common stock.

The Company issued Terry L. Buffalo Revocable Living Trust four hundred thousand (400,000) shares of common stock.

The Company issued Ellis Smith one hundred thousand (100,000) shares of common stock.

The Company issued Jon Workman one hundred thousand (100,000) shares of common stock.

The Company used the Black-Scholes valuation model to determine the fair value of warrants as of the grant date. Assumptions used in this calculation for the warrant award to purchase 250,000 shares of common stock include expected volatility of 144.2%, based on an average of historical data of the Company’s stock price and the stock prices of three comparable companies that are also included in the marijuana index, a risk-free rate of 1.23%, based on U.S. Treasury yields as published by the Federal Reserve, a dividend yield of 0.0%, as the Company has not historically paid dividends nor does it have any plans to do so in the foreseeable future, and an expected term of five years. The grant date fair value of the warrants, as calculated based on these assumptions, was $0.91 per share.

During 2018 the Company had the following warrant activity. During 2017 the Company had no warrant activity:

	Common Stock Warrants	Weighted Average Grant Date Fair Value
Outstanding unvested at December 31, 2015	250,000	$0.91
Granted	—	—
Exercised	—	—
Expired or forfeited	—	—
Outstanding unvested at December 31, 2016	250,000	0.91
Granted	50,000	0.93
Exercised	—	—
Expired or forfeited	—	—
Outstanding unvested at December 31, 2017	300,000	$0.91
Granted	1,685,000	0.58
Exercised	—	—
Expired or forfeited	50,000	0.93
Outstanding at December 31, 2018	1,935,000	$0.59
Vested at December 31, 2018	1,935,000	$0.59